Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 15, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies And Practices Related To The Grant Of Certain Equity Awards Close In Time To The Release Of Material Nonpublic Information.
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
We maintain our Equity Granting Procedures, which provide that annual equity award grants shall be approved at a regularly scheduled meeting of the Compensation Committee (other than equity awards granted to non-employee directors, which shall be granted immediately following (and on the same day as) the annual meeting of our shareholders, and new hire awards, which may be granted by unanimous written consent) the date on which equity awards are granted shall be on or after the date that the Compensation Committee approves the proposed equity grants and the exercise price for options shall be 100% of the Fair Market Value (as defined in the Stock Plan) of the shares of the Company’s common stock on the grant date. It is the Company’s long-standing practice to grant equity awards, including stock options, at the first regularly scheduled Compensation Committee meeting in February each year and this was the case as well for the grants made on February 15, 2024 shown below.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between the
Trading Day Ending
Immediately Prior to the
Disclosure of MNPI and
the Trading Day Beginning
Immediately Following
Disclosure of MNPI

Matthew E. Clark	2/15/24	52,230	34.91	$12.45	1.04%
David Gordon	2/15/24	29,130	34.91	$12.45	1.04%

Award Timing Method	We maintain our Equity Granting Procedures, which provide that annual equity award grants shall be approved at a regularly scheduled meeting of the Compensation Committee (other than equity awards granted to non-employee directors, which shall be granted immediately following (and on the same day as) the annual meeting of our shareholders, and new hire awards, which may be granted by unanimous written consent) the date on which equity awards are granted shall be on or after the date that the Compensation Committee approves the proposed equity grants and the exercise price for options shall be 100% of the Fair Market Value (as defined in the Stock Plan) of the shares of the Company’s common stock on the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between the
Trading Day Ending
Immediately Prior to the
Disclosure of MNPI and
the Trading Day Beginning
Immediately Following
Disclosure of MNPI

Matthew E. Clark	2/15/24	52,230	34.91	$12.45	1.04%
David Gordon	2/15/24	29,130	34.91	$12.45	1.04%

Matthew Clark [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew E. Clark
Underlying Securities		52,230
Exercise Price | $ / shares		$ 34.91
Fair Value as of Grant Date | $		$ 12.45
Underlying Security Market Price Change		1.04
David Gordon [Member]
Awards Close in Time to MNPI Disclosures
Name		David Gordon
Underlying Securities		29,130
Exercise Price | $ / shares		$ 34.91
Fair Value as of Grant Date | $		$ 12.45
Underlying Security Market Price Change		1.04